Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Operating activities:
Net loss for the year	$ (13,339)		$ (10,766)	[1]
Decrease (increase) in restricted cash	(304)		134
Items not affecting cash
Loss (gain) on disposal of property, plant, and equipment	(11)		131
Amortization and depreciation	706		672
Loss (gain) from change in fair value of warrants	(398)		675
Unrealized foreign exchange (gain) loss	(353)		494
Unrealized loss from joint ventures	1,637		334
Accreted interest and fair value adjustment	1,650		2,075
Stock-based compensation	957		742
Stock-based compensation - DSU's	(676)		950
Net change in non-cash operating assets and liabilities	1,750		(223)
Cash used in operating activities	(8,381)		(4,782)
Investing activities
Investment in joint venture			(93)
Purchase of property, plant and equipment	(1,001)		(3,920)
Receipt of government funding	974		1,792
Proceeds from disposals of property, plant and equipment	700		1,035
Purchase of intangible assets	(125)		(25)
Cash provided by (used in) investing activities	548		(1,211)
Financing activities
Proceeds from common shares issued and stock options exercised, net of issuance costs	40		19,745
Principal repayments of long-term debt	(3,120)		(1,639)
Exercise of warrants			1,374
Interest payments	(1,498)		(1,274)
Proceeds of operating borrowings			(873)
Repayment of operating borrowings	(1,193)
Repayment of repayable government contributions and long-term debt			(171)
Cash provided by (used in) financing activities	(5,771)		17,162
Increase (decrease) in cash and cash equivalents during the year	(13,604)		11,169
Cash and cash equivalents - Beginning of year	21,511	[1]	10,338
Effect of exchange rate fluctuations on cash and cash equivalents held	(346)		4
Cash and cash equivalents at end of period	$ 7,561		$ 21,511	[1]

[1]	Restated (Note 5)